Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 – INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:

	As of December 31,
	2023	2022
Copyrights of course videos	$4,783,485	$4,876,413
Intellectual property rights	4,451,425	4,498,261
Intangible assets, cost	9,234,910	9,374,674
Less:
Accumulated amortization	(3,429,798)	(2,852,753)
Impairment	(5,724,172)	(2,559,271)
Intangible assets, net	$80,940	$3,962,650

The Company recorded impairment loss on intangible assets of $3,151,467, $2,650,020 and $nil for the years ended December 31,2023, 2022 and 2021, respectively.

For the years ended December 31, 2023, 2022 and 2021, amortization expense amounted to $703,932 and $1,312,279 and $789,925, respectively. The following is a schedule of future amortization of intangible asset as of December 31, 2023:

2024	$3,123
2025	3,123
2026	3,123
2027	3,123
2028 and thereafter	68,448
Total	$80,940